UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08876

Investment Company Act File Number

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 115.4%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.4%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		944	$860,990
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		1,280	1,023,802
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		37,740	35,145,759
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		29,813	29,836,324
Term Loan, 3.75%, Maturing June 4, 2021		15,876	15,857,568
Term Loan, 3.75%, Maturing June 9, 2023		7,022	6,991,646
Term Loan, 3.75%, Maturing June 9, 2023		7,803	7,768,495
Term Loan, 3.75%, Maturing June 9, 2023		17,583	17,490,945

			$114,975,529

All Telecom — 0.1%
Ciena Corporation
Term Loan, 4.25%, Maturing April 25, 2021		4,988	$5,031,141

			$5,031,141

Automotive — 3.1%
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		6,566	$6,586,519
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		13,405	13,405,096
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017		8,442	8,466,673
Term Loan, 3.25%, Maturing December 31, 2018		16,377	16,404,684
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		37,036	35,017,936
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		16,125	16,182,050
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		3,990	3,999,975
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		19,561	19,582,538
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	6,898	7,692,548
Term Loan, 4.50%, Maturing June 30, 2022		11,295	11,344,089
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		10,936	10,902,029

			$149,584,137

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		5,914	$5,248,930
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		2,000	1,650,000

			$6,898,930

Brokerage/Securities Dealers/Investment Houses — 0.8%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing May 25, 2023		8,705	$8,704,625
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		23,593	17,812,774

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	2,711	$2,697,575
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	3,800	3,648,000
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021	6,761	6,473,209

		$39,336,183

Building and Development — 3.4%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	8,545	$8,576,117
Americold Realty Operating Partnership L.P.
Term Loan, 5.75%, Maturing December 1, 2022	3,200	3,226,000
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	8,665	8,676,144
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,152	1,156,920
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	10,625	10,598,306
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	24,070	23,970,700
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021	46,434	45,598,415
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022	2,955	2,978,985
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	11,223	11,243,586
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	13,129	13,178,050
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	12,365	12,300,658
Realogy Corporation
Term Loan, 3.75%, Maturing July 20, 2022	10,615	10,676,972
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	5,321	5,338,842
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	6,244	6,231,077

		$163,750,772

Business Equipment and Services — 8.3%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	15,477	$15,215,613
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	11,897	11,926,821
Allied Security Holdings, LLC
Term Loan, 4.25%, Maturing February 12, 2021	1,234	1,234,943
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	3,620	3,077,218
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	2,667	2,573,382
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	15,951	16,020,837
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	5,511	5,327,304
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019	13,113	13,104,710
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	6,067	6,076,537
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	15,431	10,570,239

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(4)		5,858	$2,108,936
Term Loan, 5.50%, Maturing July 2, 2020		3,491	994,880
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		6,419	385,144
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		48,904	46,214,476
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		8,144	8,162,785
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		9,100	9,120,426
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,714	2,665,842
Term Loan, 4.00%, Maturing November 6, 2020		15,310	15,039,780
Term Loan, 4.75%, Maturing November 6, 2020	CAD	5,801	4,254,354
Global Payments, Inc.
Term Loan, 4.00%, Maturing April 22, 2023		4,875	4,924,764
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		14,344	14,415,924
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		18,259	18,296,307
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		12,033	12,046,304
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		6,152	6,143,956
Term Loan, 4.50%, Maturing June 10, 2021	EUR	8,271	9,304,213
J.D. Power and Associates
Term Loan, Maturing May 24, 2023(2)		5,575	5,595,906
KAR Auction Services, Inc.
Term Loan, 3.94%, Maturing March 11, 2021		8,167	8,199,781
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		35,328	35,492,348
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		14,950	15,298,556
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		15,714	14,148,624
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		2,702	2,685,483
Term Loan, 4.50%, Maturing April 11, 2022		9,752	9,320,865
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		8,251	8,251,252
Prime Security Services Borrower, LLC
Term Loan, 4.75%, Maturing May 2, 2022		11,850	11,943,816
Sensus USA, Inc.
Term Loan, 6.50%, Maturing March 16, 2023		8,475	8,492,653
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		23,268	23,395,448
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		2,896	2,910,952
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021		11,624	11,670,988
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		4,540	4,516,976

			$401,129,343

Cable and Satellite Television — 3.0%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 14, 2022		10,077	$10,118,725
CSC Holdings, LLC
Term Loan, 3.50%, Maturing January 24, 2023		20,050	20,169,688
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		5,312	5,319,303

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		26,633	$26,876,278
Numericable Group SA
Term Loan, 4.50%, Maturing April 15, 2023	EUR	2,993	3,377,400
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024		6,110	6,124,962
Telenet International Finance S.a.r.l.
Term Loan, 4.25%, Maturing June 30, 2024		6,125	6,147,969
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023		32,699	32,602,806
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	5,905,918
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	4,290	4,812,899
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,659	7,470,961
Term Loan, 3.75%, Maturing January 15, 2022	EUR	12,052	13,522,568

			$142,449,477

Chemicals and Plastics — 7.0%
A. Schulman, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	EUR	414	$462,477
Term Loan, 4.00%, Maturing June 1, 2022		2,475	2,485,056
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		6,238	6,241,782
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,629	2,939,620
Term Loan, Maturing May 31, 2023(2)		4,277	4,306,835
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		3,237	3,238,576
Term Loan, Maturing May 31, 2023(2)		3,223	3,244,728
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		2,520	2,511,741
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		30,686	30,814,963
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		4,516	4,399,952
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		3,799	3,797,534
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		5,325	5,251,781
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		1,585	1,573,485
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		9,590	9,506,306
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		8,167	8,179,910
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		15,834	15,827,146
Term Loan, 4.25%, Maturing April 1, 2023		5,686	5,717,732
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	3,654	4,111,044
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	7,611	8,561,826
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		34,256	34,262,300
Term Loan, 4.25%, Maturing March 31, 2022		5,876	5,877,885
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		14,500	14,436,562
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		5,946	5,522,068
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		4,317	4,319,624
Term Loan, 5.50%, Maturing June 7, 2020		6,603	6,592,592
Term Loan, 5.50%, Maturing June 7, 2020		27,490	27,504,562

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		16,032	$16,095,451
Orion Engineered Carbons GmbH
Term Loan, 4.75%, Maturing July 25, 2021		5,377	5,388,905
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,945	2,090,792
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		5,765	5,534,673
PQ Corporation
Term Loan, 5.75%, Maturing November 4, 2022		8,700	8,776,899
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		1,385	1,376,642
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		582	583,379
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		3,298	3,305,816
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		17,815	17,868,483
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		31,082	30,537,700
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		12,639	12,640,544
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		9,578	9,620,155

			$335,507,526

Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		11,764	$11,465,898
Samsonite International S.A.
Term Loan, 4.00%, Maturing May 12, 2023		3,903	3,938,141

			$15,404,039

Conglomerates — 0.6%
Bestway UK Holdco Limited
Term Loan, 4.98%, Maturing October 6, 2021	GBP	1,103	$1,458,759
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		10,832	9,315,923
Spectrum Brands, Inc.
Term Loan, 3.51%, Maturing June 23, 2022		10,571	10,631,777
Term Loan, 4.49%, Maturing June 23, 2022	CAD	9,393	7,157,814

			$28,564,273

Containers and Glass Products — 3.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		29,158	$29,270,538
Term Loan, 3.50%, Maturing January 6, 2021		26,886	26,990,062
Term Loan, 3.75%, Maturing October 3, 2022		8,459	8,499,239
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		13,475	13,605,344
Horizon Holdings III SAS
Term Loan, 4.50%, Maturing August 1, 2022	EUR	14,475	16,337,298
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		5,659	5,573,968
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		18,494	18,554,888
Term Loan, Maturing February 1, 2023(2)		2,900	2,907,778
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		20,597	20,672,236
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,351	3,359,591

			$145,770,942

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Cosmetics/Toiletries — 0.9%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022	13,200	$13,161,745
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	4,125	4,132,352
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	27,210	27,300,984

		$44,595,081

Drugs — 2.7%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019	6,863	$6,871,517
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing June 28, 2023	10,325	10,221,750
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	16,740	16,676,768
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	28,097	27,853,867
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	9,280	9,163,647
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	4,766	4,742,501
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing October 20, 2018	8,970	8,837,433
Term Loan, 4.75%, Maturing December 11, 2019	18,600	18,425,543
Term Loan, 4.75%, Maturing August 5, 2020	3,884	3,840,569
Term Loan, 5.00%, Maturing April 1, 2022	23,141	22,999,070

		$129,632,665

Ecological Services and Equipment — 0.4%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	12,930	$12,919,450
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	7,115	7,088,568

		$20,008,018

Electronics/Electrical — 14.6%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021(3)	18,663	$9,394,857
Applied Systems, Inc.
Term Loan, 4.00%, Maturing January 25, 2021	1,940	1,945,273
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023	64,908	65,137,828
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	7,305	7,067,501
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022	9,336	9,387,544
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing June 3, 2021	7,950	8,001,341
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	46,862	46,907,800
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	2,541	2,553,274
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023	3,475	3,531,469
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	3,162	3,176,295
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	8,435	7,939,628
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	10,037	10,018,672
Term Loan, 4.50%, Maturing April 6, 2020	3,500	3,495,625

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		40,304	$40,438,026
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		18,808	18,852,109
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023		4,875	4,801,875
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		3,050	3,017,755
Term Loan, 3.75%, Maturing June 3, 2020		51,243	50,762,531
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,726	4,123,551
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	EUR	5,940	6,672,831
Term Loan, 4.50%, Maturing August 5, 2022		22,622	22,334,824
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		11,253	11,034,985
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		5,243	5,249,554
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		9,122	9,156,082
Term Loan, 5.25%, Maturing November 19, 2021		15,778	15,854,930
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		35,704	35,865,410
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		10,701	10,684,528
Microsemi Corporation
Term Loan, 3.75%, Maturing January 15, 2023		1,047	1,055,012
MTS Systems Corporation
Term Loan, 5.00%, Maturing July 5, 2023		9,450	9,520,875
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		9,455	9,481,435
Term Loan, 3.75%, Maturing December 7, 2020		6,985	7,040,592
ON Semiconductor Corporation
Term Loan, 5.25%, Maturing March 31, 2023		8,125	8,226,562
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		18,095	17,997,084
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		2,450	2,382,625
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		7,379	7,392,698
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,100	4,096,585
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		39,113	38,027,604
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021		834	833,333
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021		30,657	25,253,997
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		7,684	7,618,279
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022		2,056	2,069,264
Term Loan, 4.00%, Maturing July 8, 2022		15,865	15,971,232
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019		10,506	10,138,369
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019		19,382	19,139,779
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021		3,584	3,579,931
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020		8,690	8,671,685
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023		12,550	12,539,546
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023		15,840	14,858,154

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Vertafore, Inc.
Term Loan, 4.75%, Maturing June 30, 2023	16,850	$16,908,672
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing April 30, 2021	13,318	13,326,039
Western Digital Corporation
Term Loan, 6.25%, Maturing April 29, 2023	11,175	11,306,306
Zebra Technologies Corporation
Term Loan, 4.00%, Maturing October 27, 2021	17,225	17,339,162

		$702,180,918

Equipment Leasing — 0.7%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	23,375	$23,503,562
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	11,500	11,567,080

		$35,070,642

Financial Intermediaries — 5.1%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	17,662	$17,368,047
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	4,650	4,553,127
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	21,737	21,730,616
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	12,245	12,190,717
First Data Corporation
Term Loan, 4.49%, Maturing March 24, 2021	8,384	8,432,435
Term Loan, 4.24%, Maturing July 8, 2022	35,775	35,942,713
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	19,719	19,620,111
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	24,683	24,760,554
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	4,966	4,915,932
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	4,685	4,790,645
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	3,984	3,983,550
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	1,710	1,712,565
Term Loan, 6.25%, Maturing September 4, 2018	5,653	5,659,633
Term Loan, 6.25%, Maturing September 4, 2018	12,102	12,117,608
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	8,590	8,482,858
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	9,634	9,634,176
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	10,831	10,842,580
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	9,365	9,388,116
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	35,972	29,617,275

		$245,743,258

Food Products — 3.7%
AdvancePierre Foods, Inc.
Term Loan, 4.75%, Maturing June 2, 2023	21,395	$21,501,589
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	2,381	2,392,644
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019	3,274	3,283,352

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		12,752	$11,838,282
Term Loan - Second Lien, 8.25%, Maturing August 18, 2021		6,263	4,551,115
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		29,924	29,973,495
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		5,988	5,961,329
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,879,812
Term Loan, 3.75%, Maturing September 18, 2020		13,542	13,584,381
Term Loan, 4.00%, Maturing October 30, 2022		5,871	5,876,007
Maple Holdings Acquisition Corp.
Term Loan, 5.25%, Maturing March 3, 2023		9,297	9,380,208
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	6,677	5,063,853
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	4,264	345,587
NBTY, Inc.
Term Loan, 5.00%, Maturing May 5, 2023		27,025	26,885,659
Term Loan, 6.25%, Maturing May 5, 2023	GBP	2,500	3,320,344
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022		17,355	17,430,665
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		1,127	1,133,853

			$178,402,175

Food Service — 2.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		25,651	$25,784,543
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		6,426	6,244,798
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		15,376	15,422,084
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		7,281	7,386,081
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		6,062	6,076,757
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019		5,666	5,425,230
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,795	1,793,379
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		44,132	33,388,386
Yum! Brands, Inc.
Term Loan, 3.23%, Maturing June 16, 2023		7,125	7,162,855

			$108,684,113

Food/Drug Retailers — 2.7%
Albertsons, LLC
Term Loan, 4.50%, Maturing August 25, 2021		5,747	$5,779,182
Term Loan, 4.75%, Maturing June 22, 2023		47,748	48,068,537
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		3,001	2,936,041
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		28,475	28,622,897
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021		6,000	6,023,436
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019		35,968	36,000,688

			$127,430,781

Health Care — 11.9%
Acadia Healthcare Company, Inc.
Term Loan, 3.75%, Maturing February 11, 2022		2,069	$2,071,086

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	5,709	$5,744,823
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	5,160	5,192,404
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	12,504	12,519,129
Alere, Inc.
Term Loan, 4.50%, Maturing June 18, 2022	3,866	3,825,538
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	17,381	16,598,389
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	16,055	15,979,391
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	997	999,638
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	4,466	4,482,999
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	1,995	1,996,209
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	5,927	5,896,927
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	22,591	22,026,625
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	759	760,647
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	14,239	14,323,866
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	13,322	13,130,273
Term Loan, 4.00%, Maturing January 27, 2021	28,434	28,120,350
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	2,599	2,593,846
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	4,500	4,508,402
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	10,126	9,936,171
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	8,828	8,877,996
DJO Finance, LLC
Term Loan, 4.25%, Maturing April 21, 2020	19,800	19,404,000
Term Loan, 4.25%, Maturing June 8, 2020	5,783	5,667,099
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	28,279	28,341,359
Term Loan, 4.50%, Maturing October 28, 2022	997	1,002,214
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	2,134	2,139,141
Term Loan, 4.25%, Maturing August 30, 2020	6,994	7,009,472
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	11,332	11,334,182
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	20,934	20,937,996
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	9,453	9,488,010
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	13,426	13,409,564
Term Loan, 7.75%, Maturing May 15, 2018	23,528	23,623,673
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	34,924	34,958,628
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	17,361	17,302,984
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	31,246	31,344,010

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
KUEHG Corp.
Term Loan, 6.00%, Maturing August 13, 2022		14,092	$14,039,311
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		6,434	5,340,090
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023		23,150	23,388,746
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		4,677	3,882,218
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		5,322	5,344,088
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		4,905	4,889,785
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		10,882	7,726,218
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		21,004	20,566,629
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		15,448	14,019,514
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		18,764	18,224,086
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		16,842	16,952,387
RadNet, Inc.
Term Loan, 4.77%, Maturing July 1, 2023		10,375	10,394,453
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		8,406	8,432,088
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		1,017	1,016,016
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		11,053	10,942,392
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		1,368	1,334,133

			$572,039,195

Home Furnishings — 0.7%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		34,798	$34,971,995

			$34,971,995

Industrial Equipment — 4.2%
AECOM Technology Corporation
Term Loan, Maturing October 15, 2021(2)		1,500	$1,510,313
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		28,650	28,300,460
Delachaux S.A.
Term Loan, 4.00%, Maturing October 28, 2021	EUR	4,377	4,746,286
Term Loan, 4.50%, Maturing October 28, 2021		3,934	3,806,368
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		18,214	18,259,514
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		1,855	1,855,077
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,100	1,087,940
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		20,177	19,237,264
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,234	3,470,519
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		17,479	17,446,161
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		4,297	4,240,848
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		11,901	11,990,699

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		11,789	$10,374,004
Paternoster Holding IV GmbH
Term Loan, 6.63%, Maturing February 10, 2022	EUR	6,575	7,216,965
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		44,716	44,684,874
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		4,347	4,341,455
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,362	4,852,302
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		8,947	8,574,004
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,511	3,444,236
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		3,125	3,131,414

			$202,570,703

Insurance — 3.6%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		13,447	$13,387,939
Term Loan, Maturing August 12, 2022(2)		3,700	3,709,250
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019		32,831	33,044,263
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		9,023	9,056,982
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		16,097	16,122,866
Term Loan, 5.00%, Maturing August 4, 2022		28,855	28,945,397
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		10,675	10,594,937
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		9,584	7,763,427
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		6,266	4,772,743
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		17,930	17,892,343
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		28,498	28,462,104

			$173,752,251

Leisure Goods/Activities/Movies — 3.2%
AMC Entertainment, Inc.
Term Loan, 4.00%, Maturing December 15, 2022		661	$665,976
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022		13,126	13,176,399
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023		32,225	32,171,281
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022		5,338	5,267,857
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		7,080	7,093,150
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		1,505	1,500,686
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021		532	533,101
Term Loan, 5.50%, Maturing May 8, 2021		4,121	4,131,532
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020		10,159	10,224,446
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		12,808	12,809,595
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022		4,473	4,523,132

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		14,062	$13,991,663
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		17,622	17,275,048
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		918	367,134
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		15,685	14,116,145
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		4,220	4,156,483
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		14,081	14,083,248

			$156,086,876

Lodging and Casinos — 3.4%
Affinity Gaming, LLC
Term Loan, 5.00%, Maturing July 1, 2023		3,000	$3,007,500
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		29,153	28,885,139
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		1,877	1,866,905
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		3,349	3,366,163
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(6)		6,723	6,977,799
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		9,584	9,649,292
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 7.75%, Maturing December 27, 2020		1,842	1,849,676
Gala Group Finance PLC
Term Loan, 4.97%, Maturing May 27, 2018	GBP	15,225	20,201,690
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		1,194	1,202,284
Term Loan, 5.50%, Maturing November 21, 2019		2,786	2,805,330
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		37,289	37,428,574
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.00%, Maturing April 25, 2023		13,965	14,082,837
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		29,712	29,736,463
Term Loan, 6.00%, Maturing October 1, 2021		1,568	1,567,594

			$162,627,246

Nonferrous Metals/Minerals — 2.2%
Alpha Natural Resources, LLC
Term Loan, Maturing July 25, 2019(2)		1,700	$1,555,500
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(4)		8,350	8,329,125
Term Loan, 7.50%, Maturing May 16, 2018		35,739	16,216,457
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		9,643	9,672,734
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019		18,731	16,553,935
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023		6,125	6,163,281
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017		2,542	2,235,128
Term Loan, 7.50%, Maturing April 16, 2020		16,649	12,486,530
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		6,495	3,434,376
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		17,383	17,383,296

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,053	$1,052,017
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	10,550	10,180,750
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	1,298	511,847

		$105,774,976

Oil and Gas — 3.5%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	28,342	$16,934,606
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	18,666	17,265,638
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	8,633	8,733,274
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	10,083	10,015,374
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	8,912	7,998,083
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	9,346	5,568,484
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	6,600	6,408,600
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	10,212	8,807,454
Term Loan, 8.00%, Maturing August 31, 2020	3,025	2,541,000
Term Loan, 8.38%, Maturing September 30, 2020	3,998	2,398,782
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	5,552	1,846,050
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	3,877	2,529,812
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	33,429	30,734,143
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	9,112	2,422,313
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(6)	16,275	2,685,375
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	25,688	11,639,938
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	340	200,463
Term Loan, 4.25%, Maturing December 16, 2020	911	537,514
Term Loan, 4.25%, Maturing December 16, 2020	6,549	3,864,023
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,597	966,460
Term Loan, 4.25%, Maturing October 1, 2019	2,615	1,582,271
Term Loan, 4.25%, Maturing October 1, 2019	19,737	11,940,930
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	514	449,529
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	9,543	9,125,320

		$167,195,436

Publishing — 2.6%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	1,026	$820,705
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	12,682	12,737,750
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	50,033	39,401,015
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	30,356	29,711,083

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022		5,119	$4,658,704
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		2,346	2,348,765
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019		5,297	5,303,697
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021		12,384	12,260,510
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020	EUR	1,466	1,627,699
Term Loan, 4.50%, Maturing August 14, 2020		14,906	14,470,881

			$123,340,809

Radio and Television — 2.5%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		4,016	$3,859,616
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		6,007	5,034,405
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		2,112	2,121,642
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		40,287	28,628,903
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		4,062	4,067,006
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		13,091	13,047,368
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021		2,537	2,548,139
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		5,349	5,222,327
iHeartCommunications, Inc.
Term Loan, 7.25%, Maturing January 30, 2019		14,994	11,686,087
Term Loan, 8.00%, Maturing July 30, 2019		2,571	1,992,574
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		9,951	9,966,207
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		5,364	5,375,093
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		6,083	6,095,440
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		2,430	2,418,063
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		5,226	5,231,002
Term Loan, 4.00%, Maturing March 1, 2020		12,205	12,213,896

			$119,507,768

Retailers (Except Food and Drug) — 4.8%
B&M Retail Limited
Term Loan, 3.24%, Maturing May 21, 2019	GBP	3,750	$4,904,002
Term Loan, 3.74%, Maturing April 28, 2020	GBP	3,000	3,934,370
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		18,136	18,190,957
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		795	791,056
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		12,511	11,587,930
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		13,419	13,498,012
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		13,635	11,964,714

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,630	$10,701,512
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		23,473	16,763,637
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		6,518	6,489,037
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		6,311	6,216,193
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		5,237	5,259,888
Term Loan, 4.00%, Maturing January 28, 2020		1,276	1,283,425
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		14,662	13,836,219
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		13,815	13,832,366
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		28,455	28,538,778
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,266	9,342,471
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		6,230	5,700,821
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		3,698	3,635,340
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		26,780	26,537,788
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		15,968	15,170,073
Vivarte SA
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(7)	EUR	4,363	1,088,455
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		1,737	1,463,587

			$230,730,631

Steel — 1.3%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		47,967	$47,078,438
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		5,729	5,704,214
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021		11,570	11,641,870

			$64,424,522

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023		7,600	$7,636,419
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(4)		406	406,011
Term Loan, 4.00%, Maturing July 31, 2022		986	985,233
Term Loan, 4.00%, Maturing July 31, 2022		3,028	3,026,684
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		18,125	15,462,587

			$27,516,934

Telecommunications — 3.3%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		47,733	$45,361,726
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021		17,023	16,257,271
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022		6,768	6,796,304
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021		7,006	7,012,481
Term Loan, 3.25%, Maturing June 10, 2022		1,973	1,973,050

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		11,881	$9,608,714
Term Loan, 4.00%, Maturing April 23, 2019		18,923	15,303,843
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		31,163	31,158,305
Ziggo Financing Partnership
Term Loan, 3.65%, Maturing January 15, 2022		8,403	8,377,154
Term Loan, 3.66%, Maturing January 15, 2022		5,415	5,398,396
Term Loan, 3.70%, Maturing January 15, 2022		8,906	8,878,434

			$156,125,678

Utilities — 2.4%
Calpine Corporation
Term Loan, 3.50%, Maturing May 27, 2022		29,544	$29,490,866
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020		13,821	13,804,909
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		4,223	4,225,892
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		6,388	6,428,394
Term Loan, 5.50%, Maturing January 15, 2021		4,165	4,169,768
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022		5,500	5,458,750
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021		1,032	1,012,448
Term Loan, 5.00%, Maturing December 19, 2021		23,098	22,665,033
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022		1,738	1,677,047
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021		7,977	6,262,056
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		10,568	9,511,425
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		11,851	11,921,398

			$116,627,986

Total Senior Floating-Rate Loans (identified cost $5,808,890,476)			$5,553,442,949

Corporate Bonds & Notes — 5.4%

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,378,500

			$4,378,500

Cable and Satellite Television — 0.3%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(8)		4,545	$4,743,843
6.00%, 4/15/21(8)	GBP	4,658	6,452,133
5.50%, 1/15/25(8)		1,825	1,859,219

			$13,055,195

Chemicals and Plastics — 0.5%
Hexion, Inc.
6.625%, 4/15/20		24,250	$20,612,500
PQ Corp.
6.75%, 11/15/22(8)		3,000	3,163,140

			$23,775,640

Security	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 0.6%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$21,088,125
4.127%, 7/15/21(8)(9)		6,975	7,044,750

			$28,132,875

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(8)		3,000	$2,902,500
9.00%, 11/15/18(8)	CAD	4,500	3,239,766

			$6,142,266

Electronics/Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(8)		10,400	$11,349,000

			$11,349,000

Energy — 0.1%
Contura Energy, Inc.
10.00%, 8/1/21(8)		5,420	$5,040,600

			$5,040,600

Entertainment — 0.2%
Vougeot Bidco PLC
4.955%, 7/15/20(8)(9)	EUR	2,875	$3,223,894
7.875%, 7/15/20(8)	GBP	3,500	4,840,286

			$8,064,180

Equipment Leasing — 0.0%(10)
International Lease Finance Corp.
6.75%, 9/1/16(8)		750	$753,203
7.125%, 9/1/18(8)		750	832,500

			$1,585,703

Financial Intermediaries — 0.0%(10)
First Data Corp.
6.75%, 11/1/20(8)		1,674	$1,746,221

			$1,746,221

Food Products — 0.5%
Dole Food Co., Inc.
7.25%, 5/1/19(8)		14,000	$14,140,000
Iceland Bondco PLC
4.778%, 7/15/20(8)(9)	GBP	5,425	6,461,744
6.25%, 7/15/21(8)	GBP	3,925	4,745,342

			$25,347,086

Health Care — 1.3%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		7,125	$7,232,587
5.125%, 8/1/21		13,150	13,150,000
HCA, Inc.
4.75%, 5/1/23		4,650	4,859,250
inVentiv Health, Inc.
9.00%, 1/15/18(8)		6,275	6,494,625
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		9,475	9,877,687
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,281,250
4.375%, 10/1/21		6,225	6,240,563

			$61,135,962

Security	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 0.0%(10)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(11)		147	$58,946

			$58,946

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.591%, 11/15/19(8)(9)	GBP	2,500	$3,292,909

			$3,292,909

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		5,550	$5,369,625
9.00%, 2/15/20(6)		2,500	2,418,750
9.00%, 2/15/20(6)		6,350	6,127,750

			$13,916,125

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		4,000	$4,195,000

			$4,195,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		6,700	$6,499,000

			$6,499,000

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,386,426
Univision Communications, Inc.
6.75%, 9/15/22(8)		3,075	3,297,938

			$4,684,364

Retailers (Except Food and Drug) — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		8,600	$7,998,000

			$7,998,000

Telecommunications — 0.2%
Wind Acquisition Finance SA
4.999%, 4/30/19(8)(9)	EUR	4,825	$5,378,709
6.50%, 4/30/20(8)		3,150	3,258,297

			$8,637,006

Utilities — 0.4%
Calpine Corp.
6.00%, 1/15/22(8)		2,000	$2,095,000
7.875%, 1/15/23(8)		4,538	4,821,625
5.875%, 1/15/24(8)		5,000	5,287,500
5.25%, 6/1/26(8)		7,675	7,809,313

			$20,013,438

Total Corporate Bonds & Notes (identified cost $267,427,084)			$259,048,016

Asset-Backed Securities — 0.7%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO XIV
Series 2013-14A, Class D, 4.18%, 4/15/25(8)(9)		$3,000	$2,907,780
Series 2013-14A, Class E, 5.08%, 4/15/25(8)(9)		1,500	1,338,102

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XVII
Series 2014-17A, Class C, 3.979%, 4/17/26(8)(9)	$1,500	$1,434,620
Series 2014-17A, Class D, 5.429%, 4/17/26(8)(9)	1,500	1,292,783
Apidos CLO XXI
Series 2015-21A, Class D, 6.229%, 7/18/27(8)(9)	1,500	1,330,659
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class D, 4.179%, 10/17/24(8)(9)	2,000	1,891,706
Series 2013-3A, Class E, 5.579%, 10/17/24(8)(9)	2,000	1,834,966
Avery Point II CLO, Ltd.
Series 2013-2A, Class D, 4.129%, 7/17/25(8)(9)	1,670	1,587,724
Series 2013-2A, Class E, 4.929%, 7/17/25(8)(9)	1,670	1,470,144
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.196%, 4/20/25(8)(9)	2,475	2,406,388
Series 2013-IA, Class E, 5.096%, 4/20/25(8)(9)	1,500	1,348,515
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 5.78%, 7/15/26(8)(9)	2,175	1,870,154
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class C, 4.08%, 7/15/25(8)(9)	2,000	1,935,268
Series 2013-3A, Class D, 5.28%, 7/15/25(8)(9)	1,600	1,451,229
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.196%, 7/20/26(8)(9)	1,750	1,705,492
Series 2014-12A, Class E, 5.796%, 7/20/26(8)(9)	1,750	1,515,735
Oak Hill Credit Partners, Ltd.
Series 2013-8A, Class D, 4.196%, 4/20/25(8)(9)	2,900	2,789,881
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class D, 4.029%, 7/17/25(8)(9)	1,500	1,393,914
Series 2013-1A, Class E, 5.179%, 7/17/25(8)(9)	1,800	1,606,959

Total Asset-Backed Securities (identified cost $34,256,869)		$33,112,019

Common Stocks — 0.5%

Security	Shares	Value
Aerospace and Defense — 0.0%(10)
IAP Global Services, LLC(3)(11)(12)	168	$1,954,694

		$1,954,694

Automotive — 0.0%(10)
Dayco Products, LLC(11)(12)	48,926	$1,639,021

		$1,639,021

Business Equipment and Services — 0.1%
Education Management Corp.(3)(11)(12)	41,829,101	$213,328
RCS Capital Corp.(3)(11)(12)	435,169	3,263,768

		$3,477,096

Energy — 0.1%
Contura Energy, Inc.(11)(12)	158,088	$2,371,320

		$2,371,320

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(11)(12)	319,499	$1,357,871

		$1,357,871

Investment Services — 0.0%
Safelite Realty Corp.(3)(12)(13)	20,048	$0

		$0

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(11)(12)	167,709	$2,347,922
Tropicana Entertainment, Inc.(11)(12)	40,751	778,344

		$3,126,266

Security	Shares	Value
Nonferrous Metals/Minerals — 0.0%(10)
Alpha National Resources Holdings, Inc., Class A, PFC Shares(11)(12)	117,437	$46,975
ANR, Inc., Class A, PFC Shares(11)(12)	117,437	176,155
ASP United/GHX Holding, LLC(3)(11)(12)	1,760	0
Warrior Met Coal, LLC Class A(11)(12)	9,373	984,165

		$1,207,295

Oil and Gas — 0.0%(10)
Southcross Holdings Group, LLC(3)(11)(12)	573	$0
Southcross Holdings L.P., Class A(11)(12)	573	222,037

		$222,037

Publishing — 0.2%
ION Media Networks, Inc.(3)(11)(12)	13,247	$7,515,023
MediaNews Group, Inc.(3)(11)(12)	66,239	2,185,884
Nelson Education, Ltd.(3)(11)(12)	169,215	0

		$9,700,907

Total Common Stocks (identified cost $14,652,275)		$25,056,507

Convertible Preferred Stocks — 0.0%(10)

Security	Shares	Value
Business Equipment and Services — 0.0%(10)
Education Management Corp., Series A-1, 7.50%(3)(11)(12)	46,544	$127,996

Total Convertible Preferred Stocks (identified cost $3,284,920)		$127,996

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Vivarte Luxco(3)(11)(12)	182,939	$0

Total Warrants (identified cost $67,050)		$0

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(14)	$64,994	$64,993,989

Total Short-Term Investments (identified cost $64,993,989)		$64,993,989

Total Investments — 123.4% (identified cost $6,193,572,663)		$5,935,781,476

Less Unfunded Loan Commitments — (0.3)%		$(14,614,335)

Net Investments — 123.1% (identified cost $6,178,958,328)		$5,921,167,141

Other Assets, Less Liabilities — (23.1)%		$(1,109,218,870)

Net Assets — 100.0%		$4,811,948,271

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $185,955,763 or 3.9% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(10)	Amount is less than 0.05%.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)	Restricted security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $263,580.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	14,859,503	GBP	10,133,391	JPMorgan Chase Bank, N.A.	8/31/16	$1,442,431	$—
USD	14,353,510	CAD	18,645,784	State Street Bank and Trust Company	8/31/16	69,886	—
USD	38,180,843	EUR	34,031,698	State Street Bank and Trust Company	8/31/16	91,390	—
USD	44,745,874	EUR	40,316,974	HSBC Bank USA, N.A.	9/30/16	—	(440,725)
USD	25,246,007	GBP	18,915,117	Goldman Sachs International	9/30/16	187,197	—
USD	42,747,496	EUR	38,739,507	Goldman Sachs International	10/31/16	—	(728,524)
USD	26,795,042	GBP	20,385,914	State Street Bank and Trust Company	10/31/16	—	(226,782)

						$1,790,904	$(1,396,031)

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

PFC Shares	-	Preference Shares

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,790,904 and $1,396,031, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,179,248,425

Gross unrealized appreciation	$41,046,407
Gross unrealized depreciation	(299,127,691)

Net unrealized depreciation	$(258,081,284)

Restricted Securities

At July 31, 2016, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Safelite Realty Corp.	9/29/00-11/10/00	20,048	$0	$0

Total Restricted Securities			$0	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$5,526,710,269	$12,118,345	$5,538,828,614
Corporate Bonds & Notes	—	258,989,070	58,946	259,048,016
Asset-Backed Securities	—	33,112,019	—	33,112,019
Common Stocks	778,344	9,145,466	15,132,697	25,056,507
Convertible Preferred Stocks	—	—	127,996	127,996
Warrants	—	—	0	0
Short-Term Investments	—	64,993,989	—	64,993,989
Total Investments	$778,344	$5,892,950,813	$27,437,984	$5,921,167,141
Forward Foreign Currency Exchange Contracts	$—	$1,790,904	$—	$1,790,904
Total	$778,344	$5,894,741,717	$27,437,984	$5,922,958,045

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,396,031)	$—	$(1,396,031)
Total	$—	$(1,396,031)	$—	$(1,396,031)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016